Income tax (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax [Abstract]
Schedule of income tax
	06.30.19	06.30.18	06.30.17
Current income tax	(1,684)	(513)	(1,301)
Deferred income tax	(201)	6,126	(532)
MPIT	55	(152)	-
Income tax	(1,830)	5,461	(1,833)

Schedule of statutory tax rate
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	0% - 40%
Bermudas	0%
Israel	23% - 24%

Schedule of income/loss before income tax

	06.30.19	06.30.18	06.30.17
Tax calculated at the tax rates applicable to profits in the respective countries	6,478	1,458	(2,035)
Permanent differences:
Inflation adjustment for tax purposes	(4,076)	-		-
Share of profit / (loss) of associates and joint ventures	(763)	(376)	(691)
Unrecognized tax loss carry-forwards (i)	(2,977)	(2,810)	14
Expiration of tax loss carry-forwards	-	(115)	(62)
Provision for unrecoverability of tax loss carry-forwards	(2,228)	(1,361)	(89)
Changes in fair value of financial instruments and sale of shares	52	(504)	-
Change of tax rate	280	8,233	4
Non-taxable profit	-	-	193
Non-deductible expenses	(18)	(11)	125
Others	782	941	542
Inflation adjustment for accounting purposes	640	6	166
Income tax from continuing operations	(1,830)	5,461	(1,833)

(i)	Corresponds mainly to holding companies in the Operations Center in Israel.

Schedule of deferred tax assets and liabilities

	06.30.19	06.30.18
Deferred income tax assets to be recovered after more than 12 months	8,959	11,416
Deferred income tax assets to be recovered within 12 months	1,697	2,376
Deferred income tax assets	10,656	13,792

	06.30.19	06.30.18
Deferred income tax liabilities to be recovered after more than 12 months	(36,058)	(52,987)
Deferred income tax liabilities to be recovered within 12 months	(14,073)	(933)
Deferred income tax liabilities	(50,131)	(53,920)
Total deferred income tax (liabilities) assets, net	(39,475)	(40,128)

Schedule of deferred income tax

	At the beginning	Business combinations and reclassification to other assets held for sale	Foreign exchange gain	Charged to the Statement of Income (ii)	Reserve for changes of non-controlling interest	Deconsolidation (see Note 4 (p))	Use of tax loss carry-forwards	At the end
June 30, 2019
Assets
Trade and other payables	3,261	-	135	638	-	-	-	4,034
Tax loss carry-forwards	9,111	-	(216)	(3,365)	-	-	-	5,530
Others	1,420	-	(48)	(481)	201	-	-	1,092
Subtotal assets	13,792	-	(129)	(3,208)	201	-	-	10,656
Liabilities
Investment properties and property, plant and equipment	(48,305)	-	741	5,484	45	(705)	-	(42,740)
Biological assets	(251)	-	1	(109)	-	-	-	(359)
Trade and other receivables	(375)	-	2	(249)	-	-	-	(622)
Investments	(21)	-	(9)	(21)	-	-	-	(51)
Intangible assets	(2,088)	-	183	320	-	-	-	(1,585)
Tax inflation adjustment	-	-	-	(3,068)	-	-	-	(3,068)
Borrowings	(900)	-	65	95	-	-	-	(740)
Inventories	(141)	-	21	(389)	-	-	-	(509)
Others	(1,839)	-	438	944	-	-	-	(457)
Subtotal liabilities	(53,920)	-	1,442	3,007	45	(705)	-	(50,131)
(Liabilities) / Assets, net	(40,128)	-	1,313	(201)	246	(705)	-	(39,475)

	At the beginning	Business combinations and reclassification to other assets held for sale	Foreign exchange gain	Charged to the Statement of Income	Reclassification of opening amounts	Use of tax loss carry-forwards	Use of tax loss carry-forwards	At the end
June 30, 2018
Assets
Investments	11	-	1	(12)	-	-	-	-
Trade and other payables	4,095	-	(132)	(702)	-	-	-	3,261
Tax loss carry-forwards	8,829	2	801	(498)	(23)	-	-	9,111
Others	2,339	-	264	(533)	-	-	(650)	1,420
Subtotal assets	15,274	2	934	(1,745)	(23)	-	(650)	13,792
Liabilities
Investment properties and property, plant and equipment	(40,835)	(22)	(15,659)	4,516	-	(109)	3,804	(48,305)
Biological assets	(305)	-	6	48	-	-	-	(251)
Trade and other receivables	(474)	-	90	9	-	-	-	(375)
Investments	-	-	(2)	(19)	-	-	-	(21)
Intangible assets	(4,172)	-	(1,231)	2,100	-	-	1,215	(2,088)
Inventories	(134)	-	(26)	19	-	-	-	(141)
Borrowings	(1,483)	-	(133)	716	-	-	-	(900)
Others	(832)	-	(1,489)	482	-	-	-	(1,839)
Subtotal liabilities	(48,235)	(22)	(18,444)	7,871	-	(109)	5,019	(53,920)
(Liabilities) / Assets, net	(32,961)	(20)	(17,510)	6,126	(23)	(109)	4,369	(40,128)

Schedule of loss carry forward

Jurisdiction	06.30.19	Date of generation	Due date
Argentina	46	2015	2020
Argentina	25	2016	2021
Argentina	52	2017	2022
Argentina	85	2018	2023
Argentina	248	2019	2024
Bolivia	6	2018	2021
Brazil	643	2011-2019	Do not expire
Do not expire	4,425
Total cumulative tax loss carry-forwards	5,530